Changes in Capital (Tables)	6 Months Ended
Jun. 30, 2013
Changes in Capital [Abstract]
Changes in Capital
Changes in capital as of June 30, 2013 consisted of:

	Partners’ Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)

Balance as of December 31, 2012	$3,759,766	$43,502	$3,803,268
Comprehensive income:
Net income	235,230	4,891	240,121
Other comprehensive income, net of tax:
Unrealized gains on investments	(24)	—	(24)
Foreign currency translation adjustment	(18,579)	(98)	(18,677)
Changes in employee benefit related items	498	—	498
Comprehensive income	217,125	4,793	221,918

Cash distributions to General Partner and unitholders	(220,647)	—	(220,647)
Receivables from affiliates	(7,844)	—	(7,844)
Compensation-related transactions	137,501	—	137,501
Other	(117)	(1,032)	(1,149)
Balance as of June 30, 2013	$3,885,784	$47,263	$3,933,047

Changes in capital as of June 30, 2012 consisted of:

	Partners’ Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)

Balance as of December 31, 2011	$3,975,462	$54,025	$4,029,487
Comprehensive income:
Net income	161,463	5,988	167,451
Other comprehensive income, net of tax:
Unrealized gains on investments	290	—	290
Foreign currency translation adjustment	(1,154)	(61)	(1,215)
Changes in employee benefit related items	133	—	133
Comprehensive income	160,732	5,927	166,659

Cash distributions to General Partner and unitholders	(134,095)	—	(134,095)
Capital contributions (distributions)	1,684	(8,453)	(6,769)
Purchase of AllianceBernstein Units	(3,000)	—	(3,000)
Compensation-related transactions	46,484	—	46,484
Balance as of June 30, 2012	$4,047,267	$51,499	$4,098,766